united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 3/31/19

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 19.5%
	BEVERAGES - 2.0%
6,861	PepsiCo, Inc.	$840,816

	CHEMICALS - 0.0%
24,273	A Schulman, Inc. - CVR *	-

	ELECTRIC - 1.9%
26,555	CenterPoint Energy, Inc.	815,238

	ENVIRONMENTAL CONTROL - 2.0%
8,114	Waste Management, Inc.	843,126

	FOOD - 3.9%
7,107	Hershey Co.	816,097
14,684	Kellogg Co.	842,568
		1,658,665
	REIT - 3.9%
43,599	ARMOUR Residential REIT, Inc.	851,489
137,258	New York Mortgage Trust, Inc.	835,901
		1,687,390
	RETAIL - 1.9%
5,048	Cracker Barrell Old Country Store, Inc.	815,807

	SOFTWARE - 1.9%
8,025	Citrix Systems, Inc.	799,771

	TELECOMMUNICATIONS - 2.0%
14,321	Verizon Communications, Inc.	846,801

	TOTAL COMMON STOCKS (Cost - $8,143,067)	8,307,614

	EXCHANGE TRADED FUNDS - 76.9%
	DEBT FUNDS - 68.3%
242,361	Invesco Emerging Markets Sovereign Debt ETF	6,786,108
68,244	Invesco Fundamental High Yield Corporate Bond ETF	1,272,751
441,693	Invesco Preferred ETF	6,404,549
7,823	iShares 7-10 Year Treasury Bond ETF	834,479
7,990	iShares 20+ Year Treasury Bond ETF	1,010,256
7,654	iShares Core U.S. Aggregate Bond ETF	834,822
18,774	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,235,232
13,956	iShares iBoxx High Yield Corporate Bond ETF	1,206,775
24,456	JPMorgan Global Bond Opportunities ETF	1,200,300
8,505	PIMCO 0-5 Year High Yield Corporate Bond Index	852,116
24,679	SPDR Bloomberg Barclays Convertible Securities ETF	1,289,478
44,744	SPDR Bloomberg Barclays High Yield Bond ETF	1,609,442
17,187	SPDR Doubleline Total Return Tactical ETF	830,991
39,500	VanEck Vectors AMT-Free Intermediate Municipal Index ETF	1,927,600
10,278	Vanguard Total Bond Market ETF	834,368
		29,129,267
	EQUITY FUNDS - 8.6%
48,254	Arrow Dow Jones Global Yield ETF	808,640
3,220	iShares Select Dividend ETF	316,140
21,587	Schwab U.S. REIT ETF	959,110
39,026	SPDR SSgA Income Allocation ETF	1,279,366
3,415	WisdomTree U.S. LargeCap Dividend Fund	321,761
		3,685,017

	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,226,726)	32,814,284

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUNDS - 3.1%
660,550	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.31% (a)	660,550
660,549	First American Government Obligations Fund - Class Z 2.32% (a)	660,549
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,321,099)	1,321,099

	TOTAL INVESTMENTS - 99.5% (Cost - $41,690,892)	$42,442,997
	OTHER ASSETS LESS LIABILITIES - 0.5%	240,722
	NET ASSETS - 100.0%	$42,683,719

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCKS - 78.7%
	AEROSPACE & DEFENSE - 0.7%
87	Lockheed Martin Corp.	$26,114
829	Spirit AeroSystems Holdings, Inc.	75,878
		101,992
	AUTO PARTS & EQUIPMENT - 0.8%
635	Aptiv PLC	50,476
3,723	Meritor, Inc. *	75,763
		126,239
	BANKS - 4.1%
6,741	Community Bank Systems, Inc.	402,909
12,472	OFG Bancorp	246,821
		649,730
	BUILDING MATERIALS - 0.3%
524	MDU Resources Group, Inc.	13,535
429	Trex Co., Inc. *	26,392
		39,927
	CHEMICALS - 2.1%
5,414	Daqo New Energy Corp. - ADR *	178,824
716	Ingevity Corp. *	75,617
979	WR Grace & Co.	76,401
		330,842
	COMMERCIAL SERVICES - 1.0%
445	Booz Allen Hamilton Holding Corp.	25,872
208	Insperity, Inc.	25,721
5,397	Rent-A-Center, Inc. *	112,635
		164,228
	COMPUTERS - 0.7%
1,650	Mercury Systems, Inc. *	105,732

	COSMETICS/PERSONAL CARE - 2.6%
3,891	The Procter & Gamble Co.	404,859

	DISTRIBUTIONS/WHOLESALE - 0.5%
468	Pool Corp.	77,206

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
2,121	Janus Henderson Group PLC	52,983
370	LPL Financial Holdings, Inc.	25,771
323	Mastercard, Inc.	76,050
8,801	Yirendai Ltd. - ADR	119,342
		274,146
	ELECTRIC - 8.5%
18,315	Cia Paranaense de Energia - ADR	169,963
1,718	Centerpoint Energy, Inc.	52,743
2,061	NextEra Energy, Inc.	398,433
1,224	NRG Energy, Inc.	51,996
9,206	OGE Energy Corp.	396,963
5,593	PNM Resources, Inc.	264,773
		1,334,871
	ELECTRONICS - 4.9%
19,516	Gentex Corp.	403,591
106	Mettler-Toledo, International, Inc. *	76,638
150	SYNNEX Corp.	14,308
1,076	Waters Corp. *	270,840
		765,377
	FOOD - 2.7%
8,059	Mondelez International, Inc.	402,305
388	Sysco Corp.	25,903
		428,208
	HEALTHCARE-PRODUCTS - 6.9%
2,053	Danaher Corp.	271,037
1,975	Masimo Corp. *	273,103
15,560	Meridian Bioscience, Inc.	274,012
2,129	STERIS PLC	272,576
		1,090,728
	HEALTHCARE-SERVICES - 2.6%
2,315	Ensign Group, Inc.	118,505
2,018	Molina Healthcare, Inc. *	286,475
		404,980

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 78.7% (Continued)
	HOME BUILDERS - 0.1%
352	Lennar Corp.	$17,280

	HOUSEHOLD PRODUCTS/WARES - 0.1%
195	Church & Dwight Co., Inc.	13,890

	INSURANCE - 1.7%
9,581	NMI Holdings, Inc. *	247,860
188	Progressive Corp.	13,553
		261,413
	INTERNET - 2.2%
794	CDW Corp.	76,518
1,475	VeriSign, Inc. *	267,801
		344,319
	IRON/STEEL - 0.8%
410	Carpenter Technology Corp.	18,798
4,148	Ternium SA - ADR	112,909
		131,707
	LODGING - 1.9%
308	Hilton Worldwide Holdings, Inc.	25,598
6,675	Marcus Corp.	267,334
		292,932
	MACHINERY-CONSTRUCTION & MINING - 0.7%
138	Caterpillar, Inc.	18,698
248	Oshkosh Corp.	18,632
2,220	Terex Corp.	71,329
		108,659
	MACHINERY-DIVERSIFIED - 0.7%
1,267	Chart Industries, Inc. *	114,689

	MEDIA - 2.1%
1,312	AMC Networks, Inc. *	74,469
12,471	EW Scripps Co.	261,891
		336,360
	MINING - 0.1%
8,999	Pan American Silver Corp. *	5,926

	OFFICE FURNISHINGS - 1.5%
6,595	HNI Corp.	239,332

	OFFICE/BUSINESS EQUIPMENT - 0.7%
549	Zebra Technologies Corp. *	115,032

	OIL & GAS - 2.3%
1,413	China Petroleum & Chemical Corp. - ADR	112,334
166	Concho Resources, Inc.	18,419
5,142	Ecopetrol SA - ADR	110,244
5,066	Equnior ASA - ADR	111,300
		352,297
	REITS - 7.9%
2,720	American Assets Trust, Inc.	124,739
2,700	Armour Residential REIT, Inc.	52,731
11,202	CareTrust REIT, Inc.	262,799
1,878	Franklin Street Properties Corp.	13,503
774	Hersha Hospitality Trust	13,266
14,280	Medical Properties Trust, Inc.	264,323
7,271	National Retail Properties, Inc.	402,741
3,370	STORE Capital Corp.	112,895
		1,246,997
	RETAIL - 4.0%
17,318	Abercrombie & Fitch Co.	474,686
184	Dillard's, Inc.	13,252
236	Lowe's Cos, Inc.	25,835
975	MarineMax, Inc. *	18,681
66	O'Reilly Automotive, Inc. *	25,628
720	RH *	74,124
		632,206
	SAVINGS & LOANS - 2.5%
23,427	Northwest Bancshares, Inc.	397,556

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Value
	COMMON STOCKS - 78.7% (Continued)
	SEMICONDUCTORS - 2.5%
216	KLA-Tencor Corp.	$25,793
2,884	Xilinx, Inc.	365,662
		391,455
	SOFTWARE - 4.9%
6,147	Cadence Design Systems, Inc. *	390,396
1,464	Red Hat, Inc. *	267,473
922	Veeva Systems, Inc. *	116,965
		774,834
	TELECOMMUNICATIONS - 1.1%
7,756	TIM Participacoes SA - ADR *	116,960
864	Verizon Communications, Inc.	51,088
		168,048
	TRANSPORTATION - 0.1%
757	Echo Global Logistics, Inc. *	18,758

	TRUCKING & LEASING - 0.7%
8,463	Fly Leasing Ltd. - ADR *	117,128

	TOTAL COMMON STOCKS (Cost - $12,267,251)	12,379,883

	EXCHANGE TRADED FUNDS - 15.0%
	DEBT FUNDS - 15.0%
14,611	Direxion Daily 20 Plus Year Treasury Bull 3x Shares	316,328
2,457	iShares 20 Plus Year Treasury Bond ETF	310,663
3,778	ProShares Ultra 20 Plus Year Treasury	312,139
7,054	ProShares Ultra QQQ	634,366
6,665	ProShares Ultra S&P 500	785,137
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,261,392)	2,358,633

	SHORT-TERM INVESTMENTS - 5.7%
	MONEY MARKET FUNDS - 5.7%
448,047	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.31% (a)	448,047
448,047	First American Government Obligations Fund - Class Z 2.32% (a)	448,047
	TOTAL SHORT-TERM INVESTMENTS (Cost - $896,094)	896,094

	TOTAL INVESTMENTS - 99.4% (Cost - $15,424,737)	$15,634,610
	OTHER ASSETS LESS LIABILITIES - 0.6%	90,853
	NET ASSETS - 100.0%	$15,725,463

ADR	American Depositary Receipt
*	Non-Income producing investment
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at March 31, 2019	Unrealized Appreciation (1)
6	S&P 500 E-mini	June-19	$851,340	$22,790

	(1) Amount subject to equity risk exposure.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 77.9%
	EQUITY FUNDS - 77.9%
984,421	iShares MSCI Emerging Markets ETF	$42,251,349
232,214	iShares Russell Mid-Cap Growth ETF	31,504,473
132,407	iShares U.S. Healthcare ETF	25,657,829
115,619	iShares U.S. Real Estate ETF	10,063,478
	TOTAL EXCHANGE TRADED FUNDS (Cost - $106,942,456)	109,477,129

	SHORT-TERM INVESTMENTS - 15.2%
	MONEY MARKET FUNDS - 15.2%
10,650,521	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.31% (a)	10,650,521
10,650,521	First American Government Obligations Fund - Class Z 2.32% (a)	10,650,521
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,301,042)	21,301,042

	TOTAL INVESTMENTS - 93.1% (Cost - $128,243,498)	$130,778,171
	OTHER ASSETS LESS LIABILITIES - 6.9%	9,787,548
	NET ASSETS - 100.0%	$140,565,719

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at March 31, 2019	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation) (2)
First Trust DJ Internet Index Fund	177,209	$24,614,330	1-Mth USD_LIBOR plus 20 bp	3/2/2020	Barclays	$-
iShares PHLX Semiconductor ETF	140,936	12,267,070	1-Mth USD_LIBOR plus 20 bp	4/2/2020	Barclays	-
iShares Russell 1000 Value ETF	168,672	20,829,305	1-Mth USD_LIBOR plus 20 bp	4/2/2020	Barclays	-
iShares Russell Mid-Cap Value ETF	119,848	10,409,997	1-Mth USD_LIBOR plus 20 bp	4/2/2020	Barclays	-
iShares U.S. Real Estate ETF	196,039	37,157,232	1-Mth USD_LIBOR plus 20 bp	4/2/2020	Barclays	-
Total						$-

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Amount subject to equity risk exposure.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares		Value
	OPEN-END MUTUAL FUNDS - 21.5%
	ALTERNATIVE FUNDS - 19.4%
20,726	Dreyfus Dynamic Total Return Fund - Class I *	$333,689
21,014	Infinity Q Diversified Alpha Fund - Investor Class	245,449
22,193	KCM Macro Trends Fund - Class R1	246,786
21,683	Litman Gregory Masters Alternative Strategies Fund - Investor Class *	248,704
14,917	Merger Fund - Investor Class	250,008
6,569	Permanent Portfolio - Class I	254,614
		1,579,250
	EQUITY FUND - 2.1%
9,300	ACM Dynamic Opportunity Fund - Class A	168,330

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $1,708,497)	1,747,580

	EXCHANGE TRADED FUNDS - 71.6%
	DEBT FUNDS - 20.2%
7,656	Invesco Emerging Markets Sovereign Debt ETF	214,368
4,540	Invesco Financial Preferred ETF	82,900
4,170	Invesco Fundamental High Yield Corporate Bond ETF	77,771
3,970	Invesco Preferred ETF	57,565
2,252	iShares 7-10 Year Treasury Bond ETF	240,221
1,292	iShares 10-20 Year Treasury Bond ETF	177,831
163	iShares 20+ Year Treasury Bond ETF	20,610
825	iShares iBoxx $ Investment Grade Corporate Bond ETF	98,225
95	iShares iBoxx High Yield Corporate Bond ETF	8,215
1,187	iShares J.P. Morgan USD Emerging Markets Bond ETF	130,641
248	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	16,513
748	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	77,598
1,999	SPDR Bloomberg Barclays High Yield Bond ETF	71,904
524	SPDR FTSE International Government Inflation-Protected Bond ETF	28,338
1,399	SPDR Wells Fargo Preferred Stock ETF	59,709
104	Vanguard Extended Duration Treasury ETF	12,394
2,774	Vanguard Intermediate-Term Corporate Bond ETF	240,977
22	Vanguard Long-Term Corporate Bond ETF	2,014
771	WisdomTree Emerging Markets Local Debt Fund	26,353
		1,644,147

	EQUITY FUNDS - 51.4%
1,497	Invesco CurrencyShares British Pound Sterling Trust	189,071
4,121	Fidelity MSCI Utilities Index ETF	157,834
312	First Trust NYSE Arca Biotechnology Index Fund	47,065
681	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	20,478
4,119	Invesco BuyBack Achievers ETF	245,492
6,118	Invesco DB G10 Currency Harvest Fund	149,616
12,665	Invesco DB US Dollar Index Bullish Fund	329,670
891	Invesco Dynamic Biotechnology & Genome ETF	49,174
21,077	Invesco Global Listed Private Equity ETF	241,332
835	Invesco S&P 500 Equal Weight Utilities ETF	80,890
1,111	iShares Cohen & Steers REIT ETF	123,543
1,312	iShares Global Healthcare ETF	80,163
186	iShares Global Utilities ETF	10,053
950	iShares Residential Real Estate ETF	67,168
1,101	iShares U.S. Medical Devices ETF	254,915
2,112	iShares U.S. Real Estate ETF	183,828
353	iShares US Utilities ETF	52,000
7,923	Real Estate Select Sector SPDR Fund	286,971
178	SPDR S&P Biotech ETF	16,116
2,368	SPDR S&P Health Care Equipment ETF	190,269
1,099	SPDR S&P Pharmaceuticals ETF	45,696
3,045	SPDR SSgA Global Allocation ETF	114,827
10,166	SPDR SSgA Income Allocation ETF	333,266
895	SPDR SSgA Multi-Asset Real Return ETF	22,491
5,552	Utilities Select Sector SPDR Fund	322,960
542	VanEck Vectors Biotech ETF	69,658
708	Vanguard Real Estate ETF	61,532
1,469	Vanguard Utilities ETF	190,382
5,194	WisdomTree Emerging Currency Strategy Fund	95,336
3,222	WisdomTree Global ex-US Real Estate Fund	103,493
2,038	WisdomTree Chinese Yuan Strategy Fund	53,049
		4,188,338

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,706,985)	5,832,485

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 5.2%
	MONEY MARKET FUNDS - 5.2%
214,012	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.31% (a)	$214,012
214,011	First American Government Obligations Fund - Class Z 2.32% (a)	214,011
	TOTAL SHORT-TERM INVESTMENTS (Cost - $428,023)	428,023

	TOTAL INVESTMENTS - 98.3% (Cost - $7,843,505)	$8,008,088
	OTHER ASSETS LESS LIABILITIES - 1.7%	142,484
	NET ASSETS - 100.0%	$8,150,572

*	Non-Income producing investment
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 42.7%
	AIRLINES - 1.2%
1,000,000	Southwest Airlines Co.		2.6500	11/5/2020	$998,787

	AUTO MANUFACTURERS - 0.6%
500,000	Ford Motor Credit Co. LLC		3.1570	8/4/2020	496,555

	BANKS - 14.2%
1,000,000	Bank of America Corp.		2.1510	11/9/2020	990,611
1,000,000	Bank of New York Mellon Corp.		2.2000	5/15/2019	999,354
1,000,000	Barclays Bank PLC		2.3750	10/27/2020	979,537
1,000,000	Citigroup, Inc.		2.5000	7/29/2019	999,575
500,000	Credit Suisse Group Funding Guernsey Ltd.		3.1250	12/10/2020	501,456
1,000,000	Goldman Sachs Group, Inc.		2.8750	2/25/2021	1,000,798
1,000,000	HSBC USA, Inc.		2.3500	3/5/2020	997,364
1,000,000	Huntington National Bank		2.2000	4/1/2019	1,000,000
1,000,000	Royal Bank of Canada		2.5000	1/19/2021	1,000,162
1,000,000	Skandinaviska Enskilda Banken AB		2.6250	3/15/2021	996,338
1,000,000	Toronto-Dominion Bank		2.0500	3/31/2021	980,107
1,000,000	Wells Fargo & Co.		2.5500	12/7/2020	997,137
					11,442,439
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
1,000,000	International Exchange, Inc.		2.7500	12/1/2020	1,001,665

	FOOD - 3.7%
1,000,000	General Mills, Inc.		2.2000	10/21/2019	996,327
1,000,000	Kellogg Co.		4.0000	12/15/2020	1,020,997
1,000,000	The Kroger Co.		3.3000	1/15/2021	1,006,164
					3,023,488
	HEALTHCARE - PRODUCTS - 1.2%
1,000,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	997,736

	HEALTHCARE - SERVICES - 2.5%
1,000,000	Quest Diagnostics, Inc.		2.5000	3/30/2020	996,982
1,000,000	UnitedHealth Group, Inc.		2.1250	3/15/2021	991,729
					1,988,711
	INSURANCE - 2.5%
1,000,000	American International Group, Inc.		3.3750	8/15/2020	1,010,228
1,000,000	Prudential Financial, Inc.		2.3500	8/15/2019	998,249
					2,008,477
	INTERNET - 1.2%
1,000,000	Baidu, Inc.		2.7500	6/9/2019	1,000,317

	LEISURE TIME - 1.3%
1,000,000	Carnival Corp.		3.9500	10/15/2020	1,018,698

	MACHINERY- CONSTRUCTION & MINING - 1.2%
1,000,000	Caterpillar Financial Services Corp.		2.5000	11/13/2020	997,837

	OFFICE/BUSINESS EQUIPMENT - 1.2%
1,000,000	Xerox Corp.		2.8000	5/15/2020	990,000

	PHARMACEUTICALS - 3.7%
1,000,000	AbbVie, Inc.		2.3000	5/14/2021	989,177
1,000,000	AstraZeneca PLC		1.9500	9/18/2019	996,979
500,000	Mead Johnson Nutrition Co.		3.0000	11/15/2020	501,926
500,000	Medco Health Solutions, Inc.		4.1250	9/15/2020	508,820
					2,996,902

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 42.7% (Continued)
	RETAIL - 1.9%
500,000	Home Depot, Inc.		2.0000	4/1/2021	$494,578
1,000,000	McDonald's Corp.		3.5000	7/15/2020	1,011,062
					1,505,640
	SEMICONDUCTORS - 1.3%
1,000,000	KLA-Tencor Corp.		3.3750	11/1/2019	1,002,664

	SOVEREIGN - 1.3%
1,000,000	Export-Import Bank of Korea		4.0000	1/29/2021	1,021,510

	TELECOMMUNICATIONS - 2.5%
1,000,000	AT&T, Inc.		2.4500	6/30/2020	996,419
1,000,000	Verizon Communications, Inc.		2.6250	2/21/2020	999,739
					1,996,158

	TOTAL BONDS & NOTES (Cost - $34,670,785)				34,487,584

	CERTIFICATES OF DEPOSIT - 20.9%
	BANKS - 20.0%
1,000,000	Ally Bank		2.2000	12/28/2020	995,833
1,000,000	American Express National Bank		2.0500	11/25/2019	997,164
1,000,000	Bar Harbor Bank & Trust		2.2000	12/29/2020	995,831
500,000	Barclays Bank Delaware		1.9500	10/26/2020	496,158
500,000	Capital One NA		1.9500	9/28/2020	496,308
1,000,000	Comenity Capital Bank		1.6500	3/18/2021	989,663
1,000,000	ConnectOne Bank		2.2000	12/28/2020	995,836
1,000,000	Discover Bank		1.9500	10/5/2020	992,573
250,000	FirstBank Puerto Rico		1.9500	10/13/2020	248,110
1,000,000	Goldman Sachs Bank USA/New York NY		2.2500	12/9/2020	996,260
1,000,000	Goldman Sachs Bank USA/New York NY		2.0500	1/13/2020	996,956
1,000,000	JPMorgan Chase Bank NA		1.5000	2/10/2021	994,334
500,000	Merrick Bank Corp/South Jordan UT		1.9000	10/30/2020	495,730
1,000,000	Morgan Stanley Bank NA		2.3000	1/11/2021	997,511
500,000	MountainOne Bank		2.4000	2/16/2021	499,650
1,000,000	Sallie Mae Bank		2.1500	1/20/2021	994,848
1,000,000	State Bank of India/Chicago IL		2.1500	12/16/2019	996,901
1,000,000	UBS Bank USA		1.6500	6/7/2021	980,993
1,000,000	World's Foremost Bank		1.7000	6/9/2021	980,922
					16,141,581
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
500,000	Capital One Bank USA NA		1.9500	9/28/2020	496,308

	SAVINGS & LOANS - 0.3%
250,000	Third Federal Savings & Loan Association of Cleveland		1.9500	10/27/2020	248,076

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $16,999,916)				16,885,965

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares					Value
	EXCHANGE TRADED FUNDS - 12.9%
	DEBT FUNDS - 12.5%
134,300	Invesco BulletShares 2019 Corporate Bond ETF				$2,829,701
169,500	Invesco BulletShares 2020 Corporate Bond ETF				3,596,790
134,600	Invesco BulletShares 2021 Corporate Bond ETF				2,830,638
8,100	Invesco Ultra Short Duration ETF				407,268
13,300	SPDR Portfolio Short Term Corporate Bond ETF				406,315
					10,070,712
	EQUITY FUND - 0.4%
1,900	Invesco QQQ Trust Series 1				341,354

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,342,478)				10,412,066

	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUNDS - 15.0%
6,059,990	Fidelity Investments Money Market Funds - Government Portfolio - Class I 2.31% (a)				6,059,990
6,059,990	First American Government Obligations Fund - Class Z 2.32% (a)				6,059,990
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,119,980)				12,119,980

	TOTAL INVESTMENTS - 91.5% (Cost - $74,133,159)				$73,905,595
	OTHER ASSETS LESS LIABILITIES - 8.5%				6,923,360
	NET ASSETS - 100.0%				$80,828,955

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at		Unrealized
Contracts	Name	Expiration	March 31, 2019		Appreciation(1)
545	Nasdaq 100 E-Mini	June-19	$80,665,450		$3,745,983

	(1) Amount subject to equity risk exposure.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$8,307,614	$-	$-	$8,307,614
Exchange Traded Funds	32,814,284	-	-	32,814,284
Short-Term Investments	1,321,099	-	-	1,321,099
Total	$42,442,997	$-	$-	$42,442,997

Quantified All-Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$12,379,883	$-	$-	$12,379,883
Exchange Traded Funds	2,358,633	-	-	2,358,633
Short-Term Investments	896,094	-	-	896,094
Derivatives:
Futures Contracts	$22,790	$-	$-	$22,790
Total	$15,657,400			$15,657,400

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$109,477,129	$-	$-	$109,477,129
Short-Term Investments	21,301,042	-	-	21,301,042
Total	$130,778,171	$-	$-	$130,778,171
Derivatives:
Total Return Swaps	$-	$-	$-	$-

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$1,747,580	$-	$-	$1,747,580
Exchange Traded Funds	5,832,485	-	-	5,832,485
Short-Term Investments	428,023	-	-	428,023
Total	$8,008,088	$-	$-	$8,008,088

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$34,487,584	$-	$34,487,584
Certificates of Deposit	-	16,885,965	-	16,885,965
Exchange Traded Funds	10,412,066	-	-	10,412,066
Short-Term Investments	12,119,980	-	-	12,119,980
Derivatives
Futures Contracts	3,745,983	-	-	3,745,983
Total	$26,278,029	$51,373,549	$-	$77,651,578

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Quantified Managed Income Fund	$ 41,797,210	$ 913,786	$ (267,999)	$ 645,787
Quantified All-Cap Equity Fund	15,528,710	375,212	(269,312)	105,900
Quantified Market Leaders Fund	128,395,252	2,382,919	-	2,382,919
Quantified Alternative Investment Fund	7,898,692	171,600	(62,204)	109,396
Quantified STF Fund	74,161,157	78,119	(333,681)	(255,562)

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES -The Quantified Market Leaders Fund currently invest a portion of its assets in the iShares MSCI Emerging Markets ETF ("iShares"). The Fund may redeem its investments from iShares at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Quantified Market Leaders Fund will be directly affected by iShares. The financial statements of iShares, including the portfolio of investments, can be found at the the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2019 the percentage of the Quantified Market Leaders Fund's net assets invested in iShares was 30.1%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/23/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/23/19

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 5/23/19